Intangible Assets	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Intangible Assets

11 Intangible Assets

(in millions)
Acquisition costs	Goodwill	Concessions, licenses, in-process R&D and similar rights	Advance payments	Total
As of January 1, 2020	€3.0	€116.3	€2.4	€121.7
Additions	—	4.2	4.4	8.6
Disposals	—	(5.4)	(0.6)	(6.0)
Reclassifications	—	0.2	(0.2)	—
Currency differences	(6.8)	(3.9)	—	(10.7)
Acquisition of subsidiaries and businesses	57.5	35.8	—	93.3
As of December 31, 2020	€53.7	€147.2	€6.0	€206.9
As of January 1, 2021	53.7	147.2	6.0	206.9
Additions	—	5.9	4.2	10.1
Disposals	—	(8.5)	(1.2)	(9.7)
Reclassifications	—	1.2	(1.2)	—
Currency differences	4.1	2.5	—	6.6
Acquisition of subsidiaries and businesses	—	43.3	—	43.3
As of December 31, 2021	€57.8	€191.6	€7.8	€257.2

(in millions)
Cumulative amortization and impairment charges	Goodwill	Concessions, licenses, in-process R&D and similar rights	Advance payments	Total
As of January 1, 2020	€—	€32.3	€—	€32.3
Amortization	—	16.6	—	16.6
Disposals	—	(5.4)	—	(5.4)
Currency differences	—	(0.1)	—	(0.1)
As of December 31, 2020	€—	€43.4	€—	€43.4
As of January 1, 2021	—	43.4	—	43.4
Amortization	—	16.8	—	16.8
Disposals	—	(5.5)	—	(5.5)
Currency differences	—	0.1	—	0.1
As of December 31, 2021	€—	€54.8	€—	€54.8

(in millions)
Carrying amount	Goodwill	Concessions, licenses, in-process R&D and similar rights	Advance payments	Total
As of December 31, 2020	53.7	103.8	6.0	163.5
As of December 31, 2021	€57.8	€136.8	€7.8	€202.4

Goodwill and Intangible Assets with Indefinite Useful Lives

	CGU Immunotherapies		External Product Sales of JPT		Total
(in millions)	As of December 31, 2021	As of December 31, 2020	As of December 31, 2021	As of December 31, 2020	As of December 31, 2021	As of December 31, 2020
Goodwill	€57.3	€53.2	€0.5	€0.5	€57.8	€53.7

For the year ended December 31, 2021, we have total Goodwill of €57.3 million, which relates almost completely to the CGU immunotherapies. The CGU immunotherapies focus on the development of therapies to address a range of rare and infectious diseases and include our broad pipeline that includes mRNA-based immune activators, antigen-targeting T cells and antibodies, and defined immunomodulators of various immune cell mechanisms.

The recoverable amount of the CGU immunotherapies has been determined based on a fair value less cost of disposal (FVLCD) derived from our market capitalization as observable input parameter. As a result of the analysis, management did not identify an impairment for this CGU.

We concluded that no reasonable possible change of the recoverable amount would cause the carrying amount of the CGU Immunotherapies to exceed its recoverable amount.

Non-Current Assets by Region

As of December 31, 2021, non-current assets comprised €139.7 million intangible assets, property, plant and equipment, right-of-use assets and other assets of our subsidiaries incorporated in the United States (as of December 31, 2020: €89.2 million). The remaining non-current assets relate to subsidiaries incorporated in Germany.